Subsequent event (Details) - 3 months ended Mar. 25, 2026 - Subsequent Event - O 2026 Q1 Dividends $ / shares in Units, ¥ in Thousands, $ in Thousands	CNY (¥) $ / shares	USD ($)
Subsequent event
Common stock dividends declared (in dollars per share)	$ 0.003
Amount of dividend	$ 74,629	$ 10,814
Dividends payable, Date of record	Apr. 24, 2026
Dividends payable, Date to be paid	May 13, 2026
ADS
Subsequent event
Common stock dividends declared (in dollars per share)	$ 0.03
Dividends payable, Date to be paid	May 20, 2026